Related Party Transactions Related Party Transactions (Detail) (Subsequent Event [Member], Mr. Carl C. Icahn)	Mar. 24, 2014
Related Party Transaction [Line Items]
Percentage of common stock outstanding	30.30%
Voting power of common stock percent	14.40%
Series J Preferred Stock [Member]
Related Party Transaction [Line Items]
Percentage of Series J Preferred Stock outstanding	95.50%